Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non Controlling Interest [Abstract]
Non-controlling interests
19.	Non-controlling interests

The Company held less than 100% interest in the following three entities during the last three fiscal years. The interest in these subsidiaries at December 31, 2020, 2019 and 2018 was as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
Prometic Bioproduction Inc. 1)	Plasma-derived therapeutics	Quebec, Canada	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%
NantPro Biosciences, LLC 2)	Plasma-derived therapeutics	Delaware, U.S.	73%

1) The non-controlling interest, or NCI, in Prometic Bioproduction Inc. or PBP owned 13% of the common shares until April 2018, when the Company acquired these shares in the subsidiary in exchange for 4,712,422 common shares of the Company. Consequently, $15,278 was recognized in the deficit to reflect Liminal’s increase in the ownership of the subsidiary, representing the difference in value between the $3,629 of equity issued in payment of the 13% ownership acquired and $11,649 of total net liabilities attributed to the NCI at the date of the transaction that was derecognized from the statement of financial position. Until that time, the NCI in PBP was attributed its share of the operating results and the financial position of the entity. The loss allocated to the NCI of PBP during the four first months of 2018 was $927.

2) Following a change in the Company’s strategic plans that resulted in the recording of an impairment of the assets of NantPro Biosciences, LLC or Nantpro, during the year ended December 31, 2018 (note 24), NantPro wound up its activities in 2019. This resulted in reduced operating costs in 2019 compared to 2018 and $nil operating costs in 2020. The carrying value of NantPro’s assets or liabilities was $nil at December 31, 2020 and 2019 and consequently, the share of the NCI in the NantPro statement of financial position is $nil at December 31, 2020 and 2019.

The summarized statements of financial position for Pathogen Removal and Diagnostic Technologies Inc, or PRDT, and the summarized statements of operations for PRDT and NantPro are provided below. This information is based on amounts before inter-company eliminations.

Summarized statements of financial position for PRDT

	December 31,	December 31,
	2020	2019
Receivables (current)	$233	$9
Capital and intangible assets (long-term)	113	156
Trade and other payables (current)	(877)	(748)
Intercompany loan	(16,846)	(15,956)
Total equity (negative equity)	$(17,377)	$(16,539)
Attributable to non-controlling interests	$(8,087)	$(7,255)

The share of the NCI in PRDT’s statement of financial position represents an asset on the Company’s consolidated statement of financial position.

Summarized statement of operations of PRDT

Year ended December 31	2020	2019	2018
Royalty revenues	$572	$585	$839
Royalty expenses	(128)	(132)	(190)
Research and development expenses	(196)	(215)	(179)
Administration and other expenses	(1,506)	(896)	(1,001)
Impairment loss	—	(129)	—
Net loss and comprehensive loss	$(1,258)	$(787)	$(531)
Attributable to non-controlling interests	$(832)	$(713)	$(641)

Summarized statement of operations of NantPro:

Year ended December 31	2019	2018
Research and development expenses	$(1,213)	$(10,556)
Administration and other expenses	(13)	(131)
Impairment loss	—	(141,025)
Net loss and comprehensive loss	$(1,226)	$(151,712)
Attributable to non-controlling interests	$(331)	$(40,962)

For all years presented, the losses from continuing operations allocated to the NCI in the consolidated statements of operations, per subsidiary are as follows:

	2020	2019	2018
Consolidated statements of operations:
Prometic Bioproduction Inc.	$—	$—	$(927)
Pathogen Removal and Diagnostic Technologies Inc.	(832)	(713)	(641)
NantPro Biosciences, LLC	—	(331)	(40,962)
Total non-controlling interests	$(832)	$(1,044)	$(42,530)

The NantPro NCI’s share in the funding of the subsidiary by Liminal was $nil for the year ended December 31, 2020 ($331 for the year ended December 31, 2019 and $2,892 for the year ended December 31, 2018) and has been presented in the consolidated statements of changes in equity.